UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21650

ASA Gold and Precious Metals Limited

(Exact name of registrant as specified in charter)

400 S. El Camino Real, Suite 710, San Mateo, CA	94402-1708

(Address of principal executive offices)	(Zip Code)

JPMorgan Chase Bank, N A
3 MetroTech Center, 6th Floor
Brooklyn, NY 11245

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(650) 376-3135

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2016

ASA Gold and Precious Metals Limited

Schedules of Investments (Unaudited)

August 31, 2016 and August 31, 2015

	2016			2015
Name of Company	Shares / Warrants	Value	Percent of Net Assets	Shares / Warrants	Value	Percent of Net Assets

Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies
Australia
Newcrest Mining Limited, (1)	1,215,000	$19,938,150	6.7%	1,215,000	$9,707,850	5.7%
Perseus Mining Limited, (1)	6,211,800	2,180,411	0.7	—	—	—
		22,118,561	7.5		9,707,850	5.7
Canada
Agnico Eagle Mines Limited	475,000	24,058,750	8.1	479,300	11,733,264	6.8
Alacer Gold Corporation, (1)	—	—	—	918,200	2,005,505	1.2
Alamos Gold Inc.	600,000	4,225,868	1.4	500,000	2,062,405	1.2
Argonaut Gold Inc., (1)	—	—	—	430,000	435,236	0.3
Asanko Gold Inc., (1)	1,425,000	5,371,614	1.8	600,000	986,301	0.6
Atlantic Gold Corporation – 144A, (1)(2)(3)	3,000,000	2,014,498	0.7	—	—	—
B2Gold Corporation, (1)	1,594,338	4,014,739	1.4	1,594,338	1,868,554	1.1
Barrick Gold Corporation	1,275,000	21,687,750	7.3	1,375,000	9,556,250	5.6
Belo Sun Mining Corporation, (1)	2,600,000	1,765,738	0.6	2,600,000	326,484	0.2
Centerra Gold Inc.	—	—	—	220,000	1,113,394	0.6
Detour Gold Corporation, (1)	450,000	10,164,060	3.4	300,000	3,034,247	1.8
Eldorado Gold Corporation, (4)	650,000	2,093,000	0.7	650,000	1,950,000	1.1
Franco-Nevada Corporation	160,000	11,187,180	3.8	225,000	9,760,274	5.7
Goldcorp Inc.	932,400	14,209,776	4.8	932,400	12,923,064	7.5
Guyana Goldfields Inc., (1)	857,300	5,390,425	1.8	153,900	473,178	0.3
Integra Gold Corporation, (1)	3,000,000	1,648,226	0.6	—	—	—
Kinross Gold Corporation, (1)	800,000	3,192,000	1.1	1,000,000	1,790,000	1.0
New Gold Inc., (1)	500,000	2,395,000	0.8	600,000	1,380,000	0.8
OceanaGold Corporation, (5)	1,054,013	3,321,689	1.1	—	—	—
Primero Mining Corporation, (1)	—	—	—	200,000	576,000	0.3
Romarco Minerals Inc., (1)	—	—	—	1,373,500	585,358	0.3
Romarco Minerals Inc. – 144A, (1)(2)	—	—	—	3,000,000	1,278,539	0.7
Roxgold Inc., (1)	2,059,500	2,137,291	0.7	—	—	—
Semafo Inc., (1)	900,000	3,825,258	1.3	700,000	1,736,682	1.0
Tahoe Resources Inc., (6)	708,200	9,246,320	3.1	—	—	—
TMAC Resources Inc., (1)	26,500	331,023	0.1	—	—	—
TMAC Resources Inc. – 144A, (1)(2)	185,000	2,310,912	0.8	185,000	774,353	0.5
Torex Gold Resources Inc., (1)	280,000	6,418,314	2.2	2,800,000	2,642,314	1.5
Torex Gold Resources Inc. - 144A, (1)(2)	125,000	2,865,319	1.0	1,250,000	1,179,604	0.7
		143,874,748	48.5		70,171,006	40.9
Channel Islands
Lydian International Ltd., (1)	780,000	267,837	0.1	—	—	—
Lydian International Ltd. – 144A, (1)(2)	6,879,300	2,362,217	0.8	—	—	—
Randgold Resources Limited - ADRs	282,100	26,418,665	8.9	324,600	19,570,134	11.4
		29,048,718	9.8		19,570,134	11.4
Peru
Compañia de Minas Buenaventura S.A.A. - ADRs, (4)	699,000	8,639,640	2.9	799,000	5,049,680	2.9
South Africa
AngloGold Ashanti Limited, (1)	898,420	14,455,578	4.9	823,420	6,686,170	3.9
Gold Fields Limited	1,029,577	5,178,772	1.7	1,029,577	3,325,534	1.9
Harmony Gold Mining Company Limited, (1)	—	—	—	—	—	—
Sibanye Gold Limited	1,029,577	3,971,593	1.3	1,029,577	1,225,197	0.7
		23,605,943	8.0		11,236,901	6.6
United Kingdom
Amara Mining plc, (1)	—	—	—	5,000,000	767,250	0.4
Amara Mining plc - 144A, (1)(2)	—	—	—	4,135,000	634,516	0.4
		—	—		1,401,766	0.8
United States
Newmont Mining Corporation	695,368	26,590,872	9.0	645,368	11,016,432	6.4
Royal Gold, Inc.	190,000	13,930,800	4.7	202,500	9,744,300	5.7
		40,521,672	13.7		20,760,732	12.1
Total gold mining, exploration, development and royalty companies (Cost $200,471,199 - 2016, $207,656,251- 2015)		267,809,283	90.4		137,898,068	80.4

Silver mining, exploration and development companies
Canada
MAG Silver Corporation, (1)	275,000	4,081,457	1.4	—	—	—
Tahoe Resources Inc., (6)	—	—	—	708,200	5,928,615	3.5
Total silver mining, exploration and development companies (Cost $2,007,500 - 2016, $4,751,868 - 2015)		4,081,457	1.4		5,928,615	3.5
Total gold and silver investments (Cost $202,478,699 - 2016, $212,408,119 - 2015)		$271,890,740	91.7%		$143,826,683	83.8%

The notes to financial statements form an integral part of these statements.

Unaudited

1

ASA Gold and Precious Metals Limited

Schedules of Investments (Unaudited) (continued)

August 31, 2016 and August 31, 2015

	2016			2015
Name of Company	Shares / Warrants	Value	Percent of Net Assets	Shares / Warrants	Value	Percent of Net Assets

Platinum and Palladium Investments
Platinum and palladium mining companies
South Africa
Anglo American Platinum Limited, (1)	—	$—	—%	135,100	$3,257,453	1.9%
Impala Platinum Holdings Limited, (1)	—	—	—	572,400	2,134,496	1.2
		—	—		5,391,948	3.1
United States
Stillwater Mining Co., (1)	225,000	2,846,250	1.0	150,000	1,432,500	0.8

Exchange traded funds
ETFS Palladium Trust, (1)	45,000	2,912,400	1.0	70,000	4,061,400	2.4
ETFS Platinum Trust, (1)	12,500	1,258,875	0.4	22,500	2,197,125	1.3
		4,171,275	1.4		6,258,525	3.6
Total platinum and palladium investments (Cost $6,911,031 - 2016, $10,287,755 - 2015)		7,017,525	2.4		13,082,973	7.6

Diamond Mining, Exploration and Development Companies
Bermuda
Petra Diamonds Limited (5)	1,000,000	1,491,050	0.5	1,000,000	1,918,125	1.1
Canada
Dominion Diamond Corporation (5)	—	—	—	50,000	592,000	0.3
Stornoway Diamond Corporation – 144A, (1)(2)	12,448,550	10,638,974	3.6	7,857,200	4,664,091	2.7
Stornoway Diamond Corporation, (1)	1,639,500	1,401,175	0.5	1,639,500	973,219	0.6
		12,040,150	4.1		6,229,311	3.6
Total diamond mining, exploration and development companies (Cost $12,624,701 - 2016, $9,549,559 - 2015)		13,531,199	4.6		8,147,436	4.7

Diversified Mineral Resources Companies
United States
Freeport-McMoRan Inc.	—	—	—	315,000	3,351,600	2.0
Total diversified mineral resources companies (Cost $0 - 2016, $10,318,842 - 2015)		—	—		3,351,600	2.0
Total common shares (Cost $222,014,430 - 2016, $242,564,275 - 2015)		292,439,464	98.7		168,408,692	98.2

Warrants
Diamond Mining, Exploration and Development Companies
Canada
Stornoway Diamond Corporation, C$0.90 Warrants, 07/08/2016 – 144A, (1)(2)	—	—	—	3,928,600	313,929	0.2
Stornoway Diamond Corporation, C$0.90 Warrants, 07/08/2016, (1)	—	—	—	819,750	65,505	0.0
Total diamond mining, exploration and development companies (Cost $0 - 2016, $511,408 - 2015)		—	—		379,434	0.2

Gold and Silver Investments
Gold mining, exploration, development and royalty companies
Australia
Perseus Mining Limited, A$0.44 Warrants, 04/18/2019, (1)(7)	3,105,900	271,516	0.1	—	—	—
Channel Islands
Lydian International Ltd, C$0.36 Warrants, 11/27/2017, (1)	585,000	66,959	0.0	—	—	—
Lydian International Ltd, C$0.36 Warrants, 11/27/2017 – 144A, (1)(2)	5,159,475	590,554	0.2	—	—	—
		657,513	0.2		—	—
Total gold mining, exploration, development and royalty companies (Cost $603,119 - 2016, $0 - 2015)		929,029	0.3		—	—
Total warrants (Cost $603,119 - 2016, $511,408 - 2015)		929,029	0.3		379,434	0.2
Total investments (Cost $222,617,549 - 2016, $243,075,683 - 2015), (8)		293,368,493	99.0		168,788,126	98.4
Cash, receivables, and other assets less liabilities		3,017,653	1.0		2,757,757	1.6
Net assets		$296,386,147	100.0%		$171,545,884	100.0%
(1)	Non-income producing security.
(2)	Restricted security.
(3)	The Atlantic Gold Corporation – 144A common shares have a four month and one day hold that will expire 9/17/2016.
(4)	Non-income producing security in 2016 only.
(5)	Non-income producing security in 2015 only.
(6)	Due to two acquisitions made by Tahoe Resources Inc. in 2016, the security is reclassified to Gold mining, exploration, development and royalty companies industry in 2016 from Silver mining, exploration, development companies industry in 2015.
(7)	Level 3 security. See note 3C in the notes to the financial statements.
(8)	Cost of investments shown approximates cost for U.S. federal income tax purposes, determined in accordance with U.S. federal income tax principles. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2016 were $111,288,696 and $40,537,752, respectively, resulting in net unrealized appreciation on investments of $70,750,944. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at August 31, 2015 were $35,831,710 and $110,119,266, respectively, resulting in net unrealized depreciation on investments of ($74,287,557).

ADR - American Depository Receipt.

May not total due to independent rounding.

The notes to financial statements form an integral part of these statements.

Unaudited

2

Notes to Financial Statements (Unaudited)

Nine months ended August 31, 2016 and August 31, 2015

1. Organization

ASA Gold and Precious Metals Limited (the “Company”) is a closed-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and was organized as an exempted limited liability company under the laws of Bermuda.

2. Investment objective and strategy

The Company is a non-diversified, closed-end, internally managed fund that seeks long-term capital appreciation primarily through investing in companies engaged in the exploration for, development of projects or mining of precious metals and minerals.

It is a fundamental policy of the Company that at least 80% of its total assets must be (i) invested in common shares or securities convertible into common shares of companies engaged, directly or indirectly, in the exploration, mining or processing of gold, silver, platinum, diamonds or other precious minerals, (ii) held as bullion or other direct forms of gold, silver, platinum or other precious minerals, (iii) invested in instruments representing interests in gold, silver, platinum or other precious minerals such as certificates of deposit therefor, and/or (iv) invested in securities of investment companies, including exchange traded funds, or other securities that seek to replicate the price movement of gold, silver or platinum bullion.

The Company employs bottom-up fundamental analysis and relies on detailed primary research including meetings with company executives, site visits to key operating assets, and proprietary financial analysis in making its investment decisions

3. Summary of significant accounting policies

The following is a summary of the significant accounting policies:

A. Security valuation

The net asset value of the Company generally is determined as of the close of regular trading on the New York Stock Exchange (the “NYSE”) or the Toronto Stock Exchange (the “TSX”), whichever is later, on the date for which the valuation is being made (the “Valuation Time”). Portfolio securities listed on U.S. and foreign stock exchanges generally are valued at the last reported sale price as of the Valuation Time on the exchange on which the securities are primarily traded, or the last reported bid price if a sale price is not available. Securities traded over the counter are valued at the last reported sale price or the last reported bid price if a sale price is not available. Securities listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets.

Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures approved by, the Company’s Board of Directors. If a security is valued at a “fair value,” that value may be different from the last quoted price for the security. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the nature of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion rights on the security; and changes in overall market conditions.

Where the Company holds securities listed on foreign stock exchanges and American Depository Receipts (“ADRs”) representing these securities are actively traded in U.S. markets, the securities normally are fair valued based on the last reported sales price of the ADRs.

The difference between cost and market value is reflected separately as net unrealized appreciation (depreciation) on investments. The net realized gain or loss from the sale of securities is determined for accounting purposes on the identified cost basis.

B. Restricted securities

At August 31, 2016 and August 31, 2015, the Company held investments in restricted securities of 7.01% and 5.16% of net assets, respectively, valued in accordance with procedures approved by the Company’s Board of Directors as follows:

3

Notes to Financial Statements (Unaudited) (Continued)

Nine months ended August 31, 2016 and August 31, 2015

Restricted Securities August 31, 2016
Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date
4,591,350	$3,715,365	Stornoway Diamond Corporation – 144A	$0.85	$3,923,931	06/15/2016
6,879,300	1,269,275	Lydian International Ltd. – 144A	0.34	2,362,217	05/26/2016
5,159,475	234,540	Lydian International Ltd, C$0.36 Warrants, 11/27/2017 – 144A	0.11	590,554	05/26/2016
3,000,000	1,402,306	Atlantic Gold Corporation – 144A	0.67	2,014,498	05/09/2016
185,000	898,101	TMAC Resources, Inc. – 144A	12.49	2,310,912	06/26/2015
7,857,200	4,641,822	Stornoway Diamond Corporation – 144A	0.85	6,715,043	07/08/2014
125,000	1,351,000	Torex Gold Resources, Inc. – 144A	22.92	2,865,319	01/22/2014

Restricted Securities August 31, 2015
Shares/ Warrants	Cost	Issuer	Value Per Unit	Value	Acquisition Date
185,000	$898,101	TMAC Resources, Inc. – 144A	$4.19	$774,353	06/26/2015
3,000,000	1,202,400	Romarco Minerals, Inc. – 144A	0.43	1,278,539	02/18/2015
4,135,000	1,008,461	Amara Mining plc – 144A	0.15	634,516	02/10/2015
7,857,200	4,641,822	Stornoway Diamond Corporation – 144A	0.59	4,664,091	07/08/2014
3,928,600	415,686	Stornoway Diamond Corporation, C$0.90 Warrants, 7/08/2016 – 144A	0.08	313,929	07/08/2014
1,250,000	1,351,000	Torex Gold Resources, Inc. – 144A	0.94	1,179,604	01/22/2014

C. Fair value measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Company would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Company’s investments. The inputs are summarized in the three broad levels listed below.

Level 1 – unadjusted quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2016 and August 31, 2015 in valuing the Company’s investments at fair value:

4

Notes to Financial Statements (Unaudited) (Continued)

Nine months ended August 31, 2016 and August 31, 2015

Investment in Securities Measurements at August 31, 2016
Description (1)	Level 1	Level 2	Level 3	Total

Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies	$214,712,244	$53,097,039	$-	$267,809,283
Silver mining, exploration and development companies	4,081,457	-	-	4,081,457
Platinum and Palladium Investments
Platinum and palladium mining companies	2,846,250	-	-	2,846,250
Exchange traded funds	4,171,275	-	-	4,171,275
Diamond Mining, Exploration and Development Companies	2,892,225	10,638,974	-	13,531,199
Total Common Shares	228,703,451	63,736,013	-	292,439,464

Warrants
Gold mining, exploration, development and royalty companies	66,959	590,554	271,516	929,029
Total Investments	$228,770,410	$64,326,567	$271,516	$293,368,493

Transfers into and out of levels are recognized at the end of the period. During the nine months ended August 31, 2016, there were no transfers into and out of Levels 1, 2, and 3.

(1)	See schedules of investments for country classifications.
May not total due to independent rounding.

Investment in Securities Measurements at August 31, 2015
Description (1)	Level 1	Level 2	Level 3	Total

Common Shares
Gold and Silver Investments
Gold mining, exploration, development and royalty companies	$113,086,306	$24,811,763	$-	$137,898,068
Silver mining, exploration and development companies	5,928,615	-	-	5,928,615
Platinum and Palladium Investments
Platinum and palladium mining companies	6,824,448	-	-	6,824,448
Exchange traded funds	6,258,525	-	-	6,258,525
Diamond Mining, Exploration and Development Companies	3,483,344	4,664,091	-	8,147,436
Diversified Mineral Resources Companies	3,351,600	-	-	3,351,600
Total Common Shares	138,932,838	29,475,854	-	168,408,692

Warrants
Diamond Mining, Exploration and Development Companies	65,505	313,929	-	379,434
Total Investments	$138,998,343	$29,789,783	$-	$168,788,126

Transfers into and out of levels are recognized at the end of the period. During the nine months ended August 31, 2015, there were no transfers into and out of Levels 1, 2, and 3.

(1)	See schedules of investments for country classifications.
May not total due to independent rounding.
5

Notes to Financial Statements (Unaudited) (Continued)

The table below presents a reconciliation for all financial assets and liabilities measured at fair value on a recurring basis, excluding accrued interest components, using significant unobservable inputs (Level 3) for the nine months ended August 31, 2016.

	Balance December 1, 2015	Net Change in Unrealized Depreciation (1)	Purchases	Balance August 31, 2016
Warrants	$ -	$ (70,824)	$ 342,340	$ 271,516
(1) Included in net increase (decrease) in net unrealized appreciation (depreciation) on investments in the accompanying Statements of Operations. The net change in unrealized depreciation for investments still held as of August 31, 2016 was $(70,824).

The following table provide quantitative information about the Company’s Level 3 fair value measurements of its investments as of August 31, 2016. In addition to the techniques and inputs noted in the table below, the Company may also use other valuation techniques and methodologies when determining the fair value measurements. The table below is not intended to be all-inclusive, but rather provide information on the significant Level 3 inputs as they relate to the Company’s fair value measurements.

Investment Type	Fair Value as of August 31, 2016	Valuation Techniques	Unobservable Inputs (a)	Range
Warrants	$ 271,516	Market Adjusted Black Scholes Options Pricing Model	Liquidity Discount Volatility	15% 40%
(a) Represents amounts used when the Company has determined that market participants would use such multiples when pricing the investments.
6

Item 2. Controls and Procedures.

(a)

The registrant’s Principal Executive Officer and its Principal Financial Officer, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ASA Gold and Precious Metals Limited

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 30, 2016

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By	/s/ David J. Christensen

David J. Christensen
President and Chief Executive Officer
(Principal Executive Officer)

Date: September 30, 2016

By	/s/ David S. Lin

David S. Lin
Chief Financial Officer
(Principal Financial Officer)

Date: September 30, 2016